Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of non-cancelable leases | item	2
Lease, Practical Expedient, Lessor Single Lease Component [true false]	true
Operating Lease, Right-of-Use Asset	$ 1,953	$ 3,916
Finance Lease, Right-of-Use Asset	$ 22	47
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipmentNet
Total leased assets	$ 1,975	3,963
Operating Lease, Liability, Current	1,199	1,803
Finance Lease, Liability, Current	20	26
Operating Lease, Liability, Noncurrent	871	2,293
Finance Lease, Liability, Noncurrent		20
Total lease liabilities	$ 2,090	$ 4,142
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	11 months 26 days
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	3 years